Significant Accounting Policies and Practices (Details) - Schedule of Revenue Recognition - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenue Recognition Abstract
Products and services transferred over time	$ 50,227	$ 988,283	$ 1,077,779	$ 2,079,657	$ 3,331,741	$ 4,182,681
Products transferred at a point in time	196,837	637,618	636,599	894,982	1,464,733	117,036
Revenue recognition	$ 699,364	$ 1,625,901	$ 1,685,509	$ 2,974,639	$ 4,796,474	$ 4,299,717